Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
These investments, summarized in the tables below, are short-term, highly liquid and subject to insignificant risk of changes in value.

Cash and cash equivalents	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Short-term deposits	263,147	166,034	69,045
Cash on hand and bank accounts	13,601	4,995	189,711
TOTAL	276,748	171,029	258,756

Short-term deposits	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
UCITS	3,096	2,060	—
TERM ACCOUNTS	215,018	143,827	69,045
INTEREST-BEARING CURRENT ACCOUNT	45,033	20,147	—
TOTAL	263,147	166,034	69,045